Operating Segments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Operating Segments [Abstract]
Summary of Segment Revenues, Results or Assets by Geographical Location
Geographical locations	Segment Revenues from External Customers			Segment Results			Carrying Amount of Segment Assets
	June 2019	June 2018	June 2017	June 2019	June 2018	June 2017	June 2019	June 2018	June 2017
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Australia	14,627	378	333	3,755	(11,733)	(5,835)	25,112	19,639	21,580
USA	—	—	—	339	93	145	2,314	1,700	1,086
	14,627	378	333	4,094	(11,640)	(5,690)	27,426	21,339	22,666